Intangible Assets, Net (Schedule of Amortization Expense) (Details)	Dec. 31, 2014 USD ($)
Intangible Assets, Net [Abstract]
2015	$ 215,871
2016	147,044
2017	97,871
2018	97,871
2019	97,871
Thereafter	326,852
Total	$ 983,380